13F-HR
03/31/04
000167483
6stn*cxy
NONE
1
Albert C. Vigneau
212-984-2562
albert_vigneau@tigerfund.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Tiger Technology Management, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Coleman III
Title:     Managing Member
Phone:     212-984-2500
Signature, Place and Date of Signing:

    Charles P. Coleman III  MAY 17, 2004

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    517066

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D APPLIED MICRO CIRCUITS CORP    COMMON STOCK     03822W109    13133  2300000 SH       SOLE     01         2300000        0        0
D AMERICA MOVIL SA DE CV         SPONSORED ADR    02364W105    37684   975000 SH       SOLE     01          975000        0        0
D AMAZON.COM INC                 COMMON STOCK     023135106      433    10000 SH       SOLE     01           10000        0        0
D BEST BUY INC.                  COMMON STOCK     086516101    23274   450000 SH       SOLE     01          450000        0        0
D CAPTARIS INC                   COMMON STOCK     14071N104     7744  1407997 SH       SOLE     01         1407997        0        0
D CDW COMPUTER CENTERS INC       COMMON STOCK     12512N105     9465   140000 SH       SOLE     01          140000        0        0
D CHECKFREE CORP                 COMMON STOCK     162813109    11784   400000 SH       SOLE     01          400000        0        0
D CTRIP COM INTL LTD             SPONSORED ADR    22943F100    45352  1594078 SH       SOLE     01         1594078        0        0
D DELL INC                       COMMON STOCK     24702R101     5043   150000 SH       SOLE     01          150000        0        0
D ECHOSTAR COMMUNICATIONS NEW    COMMON STOCK     278762109     8351   255000 SH       SOLE     01          255000        0        0
D CHC HELICOPTER CORP            COMMON STOCK     12541C203     6788   246400 SH       SOLE     01          246400        0        0
D INTERCEPT INC                  COMMON STOCK     45845L107    17990  1477000 SH       SOLE     01         1477000        0        0
D INTEL CORP.                    COMMON STOCK     458140100     2720   100000 SH       SOLE     01          100000        0        0
D IRON MTN                       COMMON STOCK     462846106    18816   421600 SH       SOLE     01          421600        0        0
D JABIL CIRCUIT INC              COMMON STOCK     466313103    23638   803200 SH       SOLE     01          803200        0        0
D LEXMARK INTL NEW CL A          COMMON STOCK     529771107    50904   553300 SH       SOLE     01          553300        0        0
D MOBILE TELESYSTEMS             SPONSORED ADR    607409109     4668    35500 SH       SOLE     01           35500        0        0
D MICROSOFT CORP.                COMMON STOCK     594918104    10595   425000 SH       SOLE     01          425000        0        0
D NETWORKS ASSOCS INC            COMMON STOCK     640938106    54406  3022575 SH       SOLE     01         3022575        0        0
D NETEASE COM INC                SPONSORED ADR    64110W102    11452   230000 SH       SOLE     01          230000        0        0
D ORACLE CORP                    COMMON STOCK     68389X105    15900  1325000 SH       SOLE     01         1325000        0        0
D OVERSTOCK COM INC DEL          COMMON STOCK     690370101    13082   423640 SH       SOLE     01          423640        0        0
D OMNIVISION TECHNOLOGIES        COMMON STOCK     682128103    15294   560000 SH       SOLE     01          560000        0        0
D Pinnacle Systems Inc           COMMON STOCK     723481107    20899  2329900 SH       SOLE     01         2329900        0        0
D PRINCETON REVIEW INC           COMMON STOCK     742352107      391    45000 SH       SOLE     01           45000        0        0
D SINA.COM                       COMMON STOCK     G81477104    38397  1015000 SH       SOLE     01         1015000        0        0
D SANDISK CORP                   COMMON STOCK     80004C101    10351   365000 SH       SOLE     01          365000        0        0
D SOHU COM INC                   COMMON STOCK     83408W103    23023   925000 SH       SOLE     01          925000        0        0
D TESSERA TECHNOLOGIES INC       COMMON STOCK     88164L100     3196   175000 SH       SOLE     01          175000        0        0
D VIMPEL COMMUNICATIONS          SPONSORED ADR    68370R109     9869    94900 SH       SOLE     01           94900        0        0
D YAHOO INC                      COMMON STOCK     984332106     2424    50000 SH       SOLE     01           50000        0        0
S REPORT SUMMARY                 31 DATA RECORDS              517066        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       03/31/04
Client                       Tiger Technology Management, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                            31
               Total Records                   31
               Total Omitted                    0
Report Market Value x($1000)               517066
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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